STOCK COMPENSATION EXPENSE (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Apr. 12, 2022	Jul. 06, 2021	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option expense				$ 110,000	$ 237,000	$ 22,000
Stock option, expected dividend yield		0.00%			0.00%	0.00%
Stock option, risk free interest rate		2.65%
Stock option, volatility		168.00%
Stock option, expected term					3 years	3 years
Unrecognised expense			$ 50,000	$ 122,000
Weighted average term			12 months	18 months
Vested options			$ 0	$ 0
Number of shares available for issuance				165,469
Warrants outstanding			902,113	902,113	902,113
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, risk free interest rate					2.63%	0.43%
Stock option, volatility					166.10%	149.50%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, risk free interest rate					3.21%	0.96%
Stock option, volatility					196.30%	157.00%
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants						2,001
Board of Directors Chairman [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price						$ 8.10
Board of Directors Chairman [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price						$ 8.70
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock description	The maximum number of shares of common stock initially available for issuance under the 2022 Plan is 233,334 shares of common stock and thereafter an annual increase shall be added as of the first day of the Company’s fiscal year beginning in 2023, equal to the least of (i) 5% of the outstanding common stock on a fully diluted basis as of the end of the Company’s immediately preceding fiscal year, (ii) 33,334 shares, and (iii) a lesser amount as determined by the Board of Directors.
Number of shares available for issuance			63,453
2022 Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants					6,001
2022 Plan [Member] | Director [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					$ 2.35
2022 Plan [Member] | Director [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					$ 8.11
2022 Plan [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants					37,001
2022 Plan [Member] | Officer [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					$ 4.00
2022 Plan [Member] | Officer [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					$ 8.65
2022 Plan [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants					64,750
2022 Plan [Member] | Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					$ 8.11
2022 Plan [Member] | Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					$ 8.65